UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEET - USD ($)	Sep. 30, 2020	Jun. 09, 2020
Current assets:
Cash	$ 609,410	$ 1,399,981
Prepaid expenses	339,792	371,800
Total current assets	949,202	1,771,781
Marketable securities/Cash held in Trust Account	149,570,559	149,500,000
Total assets	150,519,761	151,271,781
Current liabilities:
Accrued expenses	2,545,170	275,000
Accounts payable	151,792	121,728
Total current liabilities	2,696,962	396,728
Deferred underwriting commissions	5,232,500	5,232,500
Total liabilities	7,929,462	5,629,228
Commitments and Contingencies
Class A ordinary shares	137,590,290	140,642,550
Shareholders' Equity:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding		0
Additional paid-incapital	8,123,646	5,056,597
Accumulated deficit	(3,124,180)	(57,107)
Total shareholders' equity	5,000,009	5,000,003
Total Liabilities and Shareholders' Equity	150,519,761	151,271,781
Class A Ordinary Shares [Member]
Shareholders' Equity:
Common stock	169	139
Class B Ordinary Shares [Member]
Shareholders' Equity:
Common stock	$ 374	$ 374